Consolidated Statement of Shareholders' Equity - PEN (S/) shares in Thousands, S/ in Thousands	Total	Issued capital [member]	Treasury shares [member]	Share premium [member]	Other reserves [member]	Equity instruments at fair value [Member]	Debt instruments at fair [Member]	Insurance premiums reserves [Member]	Cash flow hedges [Member]	Foreign currency translation [Member]	Retained earnings [Member]	Total [Member]	Non-controlling interest [Member]
Beginning, balance at Dec. 31, 2019	S/ 8,903,448	S/ 1,038,017	S/ (196)	S/ 530,456	S/ 4,700,000	S/ 264,883	S/ 1,036,159	S/ (923,855)	S/ (22,758)	S/ 88,476	S/ 2,145,688	S/ 8,856,870	S/ 46,578
Beginning, balance Shares at Dec. 31, 2019		115,447	(1)
Statement [Line Items]
Net profit for the year	383,549										383,259	383,259	290
Other comprehensive income	371,156					8,175	630,944	(331,990)	(14,350)	76,935		369,714	1,442
Total comprehensive income	754,705					8,175	630,944	(331,990)	(14,350)	76,935	383,259	752,973	1,732
Declared and paid dividends	(698,228)										(698,228)	(698,228)
Purchase of treasury stock	(2,573)		S/ (2,573)									(2,573)
Purchase of treasury stock, Shares			(23)
Transfer of retained earnings to reserves					500,000						(500,000)
Dividends paid to non-controlling interest of Subsidiaries	(2,432)												(2,432)
Sale of equity instruments at fair value through other comprehensive income, Note	(40)					24,154					(24,154)		(40)
Others	(931)			2,315							(3,248)	(933)	2
Ending balance at Dec. 31, 2020	8,953,949	S/ 1,038,017	S/ (2,769)	532,771	5,200,000	297,212	1,667,103	(1,255,845)	(37,108)	165,411	1,303,317	8,908,109	45,840
Ending balance,Shares at Dec. 31, 2020		115,447	(24)
Statement [Line Items]
Net profit for the year	1,800,179										1,790,155	1,790,155	10,024
Other comprehensive income	(557,376)					145,899	(2,266,729)	1,389,995	81,986	95,674		(553,175)	(4,201)
Total comprehensive income	1,242,803					145,899	(2,266,729)	1,389,995	81,986	95,674	1,790,155	1,236,980	5,823
Declared and paid dividends	(633,853)										(633,853)	(633,853)
Purchase of treasury stock	(594)		S/ (594)									(594)
Purchase of treasury stock, Shares			(5)
Dividends paid to non-controlling interest of Subsidiaries	(328)												(328)
Sale of equity instruments at fair value through other comprehensive income, Note						(451,898)					451,898
Others	(6,615)										(6,605)	(6,605)	(10)
Ending balance at Dec. 31, 2021	9,555,362	S/ 1,038,017	S/ (3,363)	532,771	5,200,000	(8,787)	(599,626)	134,150	44,878	261,085	2,904,912	9,504,037	51,325
Ending balance,Shares at Dec. 31, 2021		115,447	(29)
Statement [Line Items]
Net profit for the year	1,670,657										1,660,581	1,660,581	10,076
Other comprehensive income	(430,781)					(21,663)	(1,821,183)	1,518,484	(54,140)	(50,165)		(428,667)	(2,114)
Total comprehensive income	1,239,876					(21,663)	(1,821,183)	1,518,484	(54,140)	(50,165)	1,660,581	1,231,914	7,962
Declared and paid dividends	(751,532)										(751,532)	(751,532)
Transfer of retained earnings to reserves					800,000						(800,000)
Dividends paid to non-controlling interest of Subsidiaries	(4,511)												(4,511)
Sale of equity instruments at fair value through other comprehensive income, Note						(16,313)					16,313
Others	6,756										6,756	6,756	0
Ending balance at Dec. 31, 2022	S/ 10,045,951	S/ 1,038,017	S/ (3,363)	S/ 532,771	S/ 6,000,000	S/ (46,763)	S/ (2,420,809)	S/ 1,652,634	S/ (9,262)	S/ 210,920	S/ 3,037,030	S/ 9,991,175	S/ 54,776
Ending balance,Shares at Dec. 31, 2022		115,447	(29)